                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
-------------------------------------------------------------------------------

                             MFS SERIES TRUST XIII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: February 28
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2006
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) GOVERNMENT SECURITIES FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                          SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
BONDS - 98.6%
--------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 6.4%
--------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                                                   $ 14,360,000       $   20,521,603
--------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.4%, 2018                                                                      11,750,000           15,586,140
--------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                                                      14,975,000           20,427,772
--------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                                                    15,165,000           21,496,858
--------------------------------------------------------------------------------------------------------------------------------
Financing Corp., STRIPS, 0%, 2017                                                                18,780,000            9,986,134
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   88,018,507
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 49.5%
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.374%, 2013                                                                       $  2,613,232       $    2,431,398
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.45%, 2014                                                                           3,186,079            2,967,114
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                           60,824,632           57,674,165
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.519%, 2014                                                                          2,452,780            2,289,101
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.543%, 2013                                                                          1,493,649            1,406,525
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                           2,403,627            2,235,528
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2014                                                                            1,862,337            1,748,816
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                                                           3,435,226            3,211,370
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.65%, 2013                                                                           3,652,653            3,510,805
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                          1,621,828            1,518,843
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                          9,391,635            8,845,531
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                           1,321,888            1,240,642
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                            1,860,479            1,746,320
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.73%, 2012                                                                           2,854,391            2,722,122
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                           1,810,000            1,700,589
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.77%, 2014                                                                           1,606,714            1,518,954
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.772%, 2014                                                                          7,759,928            7,377,406
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.786%, 2012                                                                            843,652              807,420
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                                                          11,265,251           10,752,733
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.8%, 2013                                                                            1,313,870            1,256,774
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                          1,968,000            1,856,059
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2014 - 2015                                                                    6,704,420            6,338,155
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                          3,870,111            3,699,470
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.848%, 2014                                                                         10,493,303            9,976,122
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                           1,475,738            1,399,262
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                           1,409,239            1,336,293
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                           1,421,082            1,377,553
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                           1,304,107            1,239,268
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.92%, 2014                                                                           1,524,562            1,478,408
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                          5,190,506            4,939,555
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                          4,977,080            4,769,308
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2013 - 2027                                                                      46,293,884           45,005,076
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.06%, 2013                                                                           1,545,868            1,499,040
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.1%, 2014                                                                            2,017,603            1,942,379
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.37%, 2013                                                                           1,997,835            1,974,111
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                          3,029,711            2,973,259
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.479%, 2015                                                                          2,687,738            2,656,283
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                   223,347,273          216,401,072
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2034                                                                      54,512,190           54,148,371
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2036                                                                    33,316,398           33,699,190
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.029%, 2007                                                                          1,262,617            1,273,114
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2024 - 2031                                                                       808,258              839,438
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                                                             2,553                2,544
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.375%, 2015                                                                         9,502,261            9,173,736
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2013 - 2015                                                                    9,061,525            8,932,220
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2016 - 2025                                                                     33,952,778           33,522,073
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2033 - 2035                                                                   49,573,206           47,852,865
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017 - 2035                                                                     23,856,568           23,771,971
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2016                                                                           1,665,723            1,690,886
--------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033 - 2034                                                                    32,910,588           32,056,814
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  674,786,051
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 28.7%
--------------------------------------------------------------------------------------------------------------------------------
Aid-Israel, 0%, 2021 - 2024                                                                    $ 23,298,000       $    8,932,322
--------------------------------------------------------------------------------------------------------------------------------
Aid-Israel, 5.5%, 2023                                                                           16,567,000           16,400,071
--------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                            7,118,000            6,621,123
--------------------------------------------------------------------------------------------------------------------------------
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                      6,608,000            6,672,362
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.125%, 2007                                                                         35,000,000           33,869,395
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2007                                                                          30,000,000           29,556,900
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2008                                                                           15,000,000           14,735,745
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2011                                                                           77,391,000           77,708,690
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%, 2008                                                             35,755,000           35,352,828
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.2%, 2007                                                                          16,665,000           16,396,827
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2009 - 2013                                                                 13,856,000           13,657,806
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.05%, 2015                                                                         13,957,000           13,528,674
--------------------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 0%, 2007                                                       6,989,865            7,138,400
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                        4,070,075            3,731,105
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.72%, 2024                                                        7,518,744            7,083,532
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2025                                                        8,353,275            7,817,545
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                        6,038,310            5,699,120
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024 - 2025                                                 9,650,808            9,137,205
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.87%, 2024                                                        5,741,967            5,443,091
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.88%, 2024                                                        3,459,479            3,278,617
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                        7,386,070            7,046,965
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                        2,758,255            2,643,980
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                        5,035,331            4,813,560
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                        4,921,121            4,727,949
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                        6,929,336            6,712,231
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                        4,610,210            4,469,368
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                        4,402,781            4,356,234
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                        3,502,017            3,562,604
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                        3,936,899            4,042,970
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                        3,351,644            3,441,981
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                        3,676,826            3,787,845
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                                                       3,690,308            3,827,347
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.625%, 2011                                                         168,985              175,545
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                                                           157,264              164,046
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.05%, 2009                                                           43,633               45,186
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.1%, 2009                                                            17,131               17,679
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.25%, 2010                                                           83,374               86,755
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.3%, 2010                                                           126,455              132,353
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.5%, 2010                                                            91,493               95,516
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.65%, 2010                                                          131,873              138,070
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.7%, 2010                                                            84,147               88,171
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.9%, 2008                                                            30,020               30,882
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 10.05%, 2008 - 2009                                                    7,800                8,072
--------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.36%, 2016                                       7,000,000            7,180,621
--------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.59%, 2016                                       6,599,000            6,668,257
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  391,025,545
--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 14.0%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875%, 2025                                                              $  1,307,000       $    1,542,873
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                    41,990,000           45,270,469
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.25%, 2028                                                                  1,139,000            1,127,343
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                                                  6,166,000            6,943,496
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                  16,366,000           14,622,006
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                  16,147,000           16,275,675
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                                                 8,178,000            8,266,486
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6%, 2009                                                                     4,566,000            4,695,487
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010 (f)                                                              77,337,000           81,140,434
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3.875%, 2009                                                          10,105,192           10,555,974
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  190,440,243
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL BONDS                                                                                                   $1,344,270,346
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 5.02%, dated 5/31/06, due 6/01/06, total to be received $12,319,718
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                       $ 12,318,000       $   12,318,000
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(K)                                                                                          $1,356,588,346
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                  6,284,056
--------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $1,362,872,402
--------------------------------------------------------------------------------------------------------------------------------


(f) All or a portion of the security has been segregated as collateral for an open futures contract.

(k) As of May 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,328,049,885 and 97.90% of market value provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in the Portfolio of Investments and are defined:

STRIPS         Separate Trading of Registered Interest and Principal of Securities
TIPS           Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT SECURITIES FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,412,954,104
                                                                ==============
Gross unrealized appreciation                                   $    1,922,525
Gross unrealized depreciation                                      (58,288,283)
                                                                --------------
Net unrealized appreciation (depreciation)                      $  (56,365,758)
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS

FUTURES CONTRACTS
                                                                                                UNREALIZED
                                                                         EXPIRATION            APPRECIATION
                                     CONTRACTS          VALUE               DATE              (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)              224          $ 23,793,000          Sep-06                $ 144,155
U.S. Treasury Note 5 yr (Long)          175           18,131,641           Sep-06                 (66,217)
------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Short)        249           26,125,547           Sep-06                  136,645
                                                                                                 $ 214,583
                                                                                                 =========

At May 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) DIVERSIFIED INCOME FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                           SHARES/PAR          VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
BONDS - 54.0%
------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 1.1%
------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 10%, 2011                                                            $    125,000       $    113,125
------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.3%
------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                   $    250,000       $    226,940
------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.4%
------------------------------------------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012                                                                      $     35,000       $     35,788
------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.1%
------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                                  $    125,000       $    107,500
------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.6%
------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                      $    250,000       $    256,250
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.6%
------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                        $    250,000       $    257,188
------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.0%
------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                                                 $     50,000       $     58,635
------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                            50,000             57,750
------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                     75,000             84,375
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    200,760
------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 3.3%
------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.25%, 2034                                                     $     60,000       $     60,900
------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 11%, 2040                                                             24,000             29,256
------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                                   32,671             30,318
------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 4.889%, 2012                                                             51,625             47,418
------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.125%, 2024                                                                   25,000             26,275
------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (a)                                                             35,000             34,475
------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                                40,000             45,050
------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                                                                    50,000             53,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    327,317
------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.6%
------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                            $    250,000       $    255,313
------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.5%
------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                            $    150,000       $    148,887
------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (a)                                            $     25,000       $     24,750
------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.5%
------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 9.5%, 2013                                              $    250,000       $    251,250
------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.5%
------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.75%, 2013 (a)                                                              $    250,000       $    244,063
------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.4%
------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014 (a)                                                       $    250,000       $    242,500
------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.3%
------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                                             $    250,000       $    224,688
------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.7%
------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       $    250,000       $    271,563
------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.1%
------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013, 1%, 2013                                              $    250,000       $    210,000
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 11.4%
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.125%, 2011                                                                       $    402,000       $    397,238
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2008                                                                           399,000            397,562
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.25%, 2016                                                                            351,000            344,796
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  1,139,596
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.9%
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                  $    136,000       $    146,625
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                     147,000            148,171
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                     280,000            293,770
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    588,566
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.5%
------------------------------------------------------------------------------------------------------------------------------
Mirant North America LLC, 7.375%, 2013 (a)                                                     $    250,000       $    246,875
------------------------------------------------------------------------------------------------------------------------------
    TOTAL BONDS                                                                                                   $  5,372,919
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 39.6%
------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.1%
------------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                          190       $      4,923
------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                         190              5,795
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     10,718
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                   340       $     24,647
------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.4%
------------------------------------------------------------------------------------------------------------------------------
AmSouth Bancorporation                                                                                1,450       $     38,860
------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                 2,510            121,484
------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                       2,710            133,603
------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                           90              4,928
------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                           1,210             46,319
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                              980             48,755
------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.                                                                                  110              4,991
------------------------------------------------------------------------------------------------------------------------------
IndyMac Bancorp, Inc.                                                                                   430             19,737
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                               1,650             70,356
------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                                      6,223            103,675
------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                      640             44,102
------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                            160              4,939
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    641,749
------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.0%
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                               290       $     43,776
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                        1,000             59,620
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    103,396
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                                  440       $     36,810
------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                        180              7,177
------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                           970             41,254
------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                         170              8,570
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     93,811
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.3%
------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A" (n)                                                                            330       $     31,145
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                     870       $     28,171
------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                   480             38,352
------------------------------------------------------------------------------------------------------------------------------
Rackable Systems, Inc. (n)                                                                              460             17,439
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     83,962
------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.7%
------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                     1,420       $     37,431
------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                    530             25,636
------------------------------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                                             90              5,041
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     68,108
------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                              450       $      9,585
------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.5%
------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                  1,190       $     40,769
------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                               140              9,559
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     50,328
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.3%
------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                             270       $      4,865
------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (n)                                                                                       480             27,010
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     31,875
------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.9%
------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                         1,480       $     88,489
------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                          170             10,759
------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                     2,740            166,893
------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                              130             19,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    285,641
------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Warner Music Group Corp.                                                                                920       $     24,104
------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.3%
------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                             470       $     22,137
------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                           140              8,464
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     30,601
------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                                 770       $     15,839
------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                            130       $      9,885
------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                                   1,305             35,835
------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                           270             10,052
------------------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (n)                                                                                290             10,573
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     66,345
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.9%
------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                                700       $     36,239
------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                          910             50,059
------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                                 480             42,211
------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                           160              8,235
------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                         1,090             47,982
------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                                     80              5,062
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    189,788
------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.1%
------------------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. (n)                                                                                  510       $      4,825
------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.3%
------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                           310       $     34,165
------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                                                                       830       $     39,815
------------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                                        390             18,112
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     57,927
------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.1%
------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                          140       $      6,930
------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Olin Corp.                                                                                              380       $      6,730
------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (n)                                                                       2,050       $     17,876
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.3%
------------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc.                                                                                          210       $      4,918
------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                         100              5,164
------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                       690             41,552
------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                     1,630             54,263
------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                   520             23,785
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    129,682
------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
------------------------------------------------------------------------------------------------------------------------------
R. R. Donnelley & Sons Co.                                                                              220       $      7,080
------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                                        130       $      6,676
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 13.9%
------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc., REIT                                                             894       $     75,060
------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust, REIT                                                                           1,385             66,965
------------------------------------------------------------------------------------------------------------------------------
AvalonBay Communities, Inc., REIT                                                                       448             47,622
------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., "A", REIT                                                                       1,496             78,001
------------------------------------------------------------------------------------------------------------------------------
CapitalSource, Inc., REIT                                                                             2,628             61,627
------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp., REIT                                                             1,447             74,014
------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc., REIT                                                                      1,089             47,949
------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust, REIT                                                                  1,902             64,002
------------------------------------------------------------------------------------------------------------------------------
Equity Residential, REIT                                                                              1,042             45,952
------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc., REIT                                                                      1,154             35,774
------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp., REIT                                                                             2,326             46,683
------------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., REIT                                                                           1,419             54,036
------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT                                                                              1,774             63,598
------------------------------------------------------------------------------------------------------------------------------
Macerich Co., REIT                                                                                    1,168             80,487
------------------------------------------------------------------------------------------------------------------------------
Medical Properties Trust, Inc., REIT                                                                  5,852             70,868
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, REIT                                                       1,229             45,842
------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT                                                                                        1,159             57,313
------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., REIT                                                                 1,539             59,159
------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp., REIT                                                                             825             50,828
------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc., REIT                                                                    707             41,041
------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., REIT                                                                        933             74,295
------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp., REIT                                                                             681             67,562
------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT                                                                              808             72,631
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  1,381,309
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.9%
------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                                                  1,370       $     37,209
------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                         450             18,599
------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. (n)                                                                               1,330             31,627
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     87,435
------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.4%
------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                            1,500       $     39,090
------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                           2,400             30,432
------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                          2,330             72,719
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    142,241
------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.1%
------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                    1,000       $     72,350
------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                             750             34,830
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    107,180
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.9%
------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                                640       $     46,451
------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                     1,520             42,894
------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                       820             42,984
------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                         370             14,737
------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                               660             37,818
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    184,884
------------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                           $  3,936,582
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 82.9% (Y)
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.9%, due 6/01/06                                                                  $    556,000       $    556,000
------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 4.89%, due 6/01/06                                                                    1,100,000          1,100,000
------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 4.9%, due 6/01/06                                                                     5,201,000          5,201,000
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.89%, due 6/01/06                                                        1,398,000          1,398,000
------------------------------------------------------------------------------------------------------------------------------
    TOTAL SHORT-TERM OBLIGATIONS                                                                                  $  8,255,000
------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (K)                                                                                         $ 17,564,501
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (76.5)% (Z)                                                                        (7,612,105)
------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $  9,952,396
------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $792,663, representing 8.0% of net assets.
(k) As of May 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $5,325,501 and 30.32% of market value provided by an independent pricing service using an evaluated bid.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Other Assets, Less Liabilities includes a payable for securities purchased on the portfolio prior to the reporting period, with a settlement date after the reporting period. The securities purchased are included in the Portfolio of
    Investments.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN        Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT       Real Estate Investment Trust

See attached schedules.

MFS DIVERSIFIED INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $ 17,623,238
                                                                  ============
Gross unrealized appreciation                                     $     10,277
Gross unrealized depreciation                                          (69,014)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $    (58,737)
                                                                  ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 21, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 21, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 21, 2006
      -------------


* Print name and title of each signing officer under his or her signature.